SHORT-TERM INVESTMENTS - Short-term investments consisted (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Short-term investments
SHORT-TERM INVESTMENTS
Time deposits	$ 52,265	¥ 363,856	¥ 245,014